2. SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Uninsured cash amounts	1,705,487
Warrant [Member]
Antidilutive shares	982,363	1,081,992
Option [Member]
Antidilutive shares	1,000,000
Convertible Debentures [Member]
Antidilutive shares		76,024